REPURCHASE AGREEMENTS (Details 2) (USD $)	8 Months Ended		9 Months Ended
	Dec. 31, 2012		Sep. 30, 2013
Repurchase Agreement Counterparties, Amount Outstanding	$ 63,423,000	[1]	$ 377,044,000	[2]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	100.00%		100.00%
Repurchase Agreement Counterparties, weighted average days to maturity	17 days		23 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	66,337,080		417,552,903
Nomura Securities International Inc [Member]
Repurchase Agreement Counterparties, Amount Outstanding			45,577,000	[2]
Repurchase Agreement Counterparties, Percentage of total amount outstanding			12.09%
Repurchase Agreement Counterparties, weighted average days to maturity			20 days
Repurchase Agreement Counterparties, Company RMBS held as collateral			56,260,079
Citigroup Global Markets Inc [Member]
Repurchase Agreement Counterparties, Amount Outstanding			11,697,000	[2]
Repurchase Agreement Counterparties, Percentage of total amount outstanding			3.10%
Repurchase Agreement Counterparties, weighted average days to maturity			33 days
Repurchase Agreement Counterparties, Company RMBS held as collateral			17,546,621
North America [Member]
Repurchase Agreement Counterparties, Amount Outstanding	52,874,000	[1]	184,744,000	[2]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	83.37%		49.00%
Repurchase Agreement Counterparties, weighted average days to maturity	17 days		18 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	55,462,506		196,351,333
North America [Member] | Merrill Lynch Pierce Fenner And Smith Inc [Member]
Repurchase Agreement Counterparties, Amount Outstanding	40,700,000	[3]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	64.18%
Repurchase Agreement Counterparties, weighted average days to maturity	16 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	41,198,973
North America [Member] | Cantor Fitzgerald and Co [Member]
Repurchase Agreement Counterparties, Amount Outstanding	8,367,000	[3]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	13.19%
Repurchase Agreement Counterparties, weighted average days to maturity	9 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	8,566,297
North America [Member] | Citigroup Global Markets Inc [Member]
Repurchase Agreement Counterparties, Amount Outstanding	3,807,000	[3]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	6.00%
Repurchase Agreement Counterparties, weighted average days to maturity	44 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	5,697,236
Asia [Member]
Repurchase Agreement Counterparties, Amount Outstanding	10,549,000	[1],[4]	81,235,000	[2],[4]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	16.63%	[4]	21.54%	[4]
Repurchase Agreement Counterparties, weighted average days to maturity	18 days	[4]	34 days	[4]
Repurchase Agreement Counterparties, Company RMBS held as collateral	10,874,574	[4]	86,361,215	[4]
Asia [Member] | Mizuho Securities Usa Inc [Member]
Repurchase Agreement Counterparties, Amount Outstanding	10,549,000	[3]
Repurchase Agreement Counterparties, Percentage of total amount outstanding	16.63%
Repurchase Agreement Counterparties, weighted average days to maturity	18 days
Repurchase Agreement Counterparties, Company RMBS held as collateral	10,874,574
Europe [Member]
Repurchase Agreement Counterparties, Amount Outstanding			53,791,000	[2],[4]
Repurchase Agreement Counterparties, Percentage of total amount outstanding			14.27%	[4]
Repurchase Agreement Counterparties, weighted average days to maturity			23 days	[4]
Repurchase Agreement Counterparties, Company RMBS held as collateral			$ 61,033,655	[4]

[1]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[2]	At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[3]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).
[4]	Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.